Tax matters - Deferred tax assets and liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets and liabilities
Opening Balance	$ (13,049,000)	$ (23,822,000)
Recognized in P&L	902,000	10,569,000
Recognized in OCI	778,000	108,000
Exchange Differences	364,000	96,000
Closing Balance	(11,005,000)	(13,049,000)
Intangible assets
Deferred tax assets and liabilities
Opening Balance	(10,146,000)	(13,582,000)
Recognized in P&L	(3,447,000)	4,311,000
Reclassifications	125,000	(1,484,000)
Exchange Differences	(1,308,000)	609,000
Closing Balance	(14,776,000)	(10,146,000)
Provisions
Deferred tax assets and liabilities
Opening Balance	28,885,000	34,102,000
Recognized in P&L	(3,749,000)	(3,726,000)
Recognized in OCI	(668,000)	(757,000)
Reclassifications	(3,832,000)	765,000
Exchange Differences	2,852,000	(1,499,000)
Closing Balance	23,488,000	28,885,000
Property, plant & equipment
Deferred tax assets and liabilities
Opening Balance	(36,402,000)	(45,405,000)
Recognized in P&L	(2,809,000)	6,497,000
Reclassifications	3,707,000	1,598,000
Exchange Differences	(1,437,000)	908,000
Closing Balance	(36,941,000)	(36,402,000)
Inventories.
Deferred tax assets and liabilities
Opening Balance	1,705,000	1,416,000
Recognized in P&L	(173,000)	290,000
Exchange Differences	2,000	(1,000)
Closing Balance	1,534,000	1,705,000
Hedging instruments
Deferred tax assets and liabilities
Opening Balance	320,000	(567,000)
Recognized in P&L	(1,902,000)
Recognized in OCI	1,446,000	865,000
Exchange Differences	134,000	22,000
Closing Balance	(2,000)	320,000
Tax losses
Deferred tax assets and liabilities
Opening Balance	5,677,000	1,731,000
Recognized in P&L	10,135,000	3,946,000
Closing Balance	15,812,000	5,677,000
Incentives and credits
Deferred tax assets and liabilities
Opening Balance	432,000
Recognized in P&L	2,381,000	432,000
Closing Balance	2,813,000	432,000
Other
Deferred tax assets and liabilities
Opening Balance	(3,520,000)	(1,517,000)
Recognized in P&L	466,000	(1,181,000)
Reclassifications		(879,000)
Exchange Differences	121,000	57,000
Closing Balance	$ (2,933,000)	$ (3,520,000)